Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Revenue performance obligations percentage	97.00%		99.00%
Revenue remaining performance obligation amount	$ 33,547		$ 16,835	$ 45,323
Allowance for doubtful accounts receivable			48,783	65,927
Inventory allowances	24,000		24,000	15,000
Impairment of long lived assets		$ 0	0	0
Capitalized Computer Software, Net	64,509		38,305	0
Advertising expense	448	675	10,237	$ 7,362
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent				100.00%
Deferred Tax Assets, Net of Valuation Allowance	$ 3,783,102		$ 3,800,177	$ 4,000,000
Number of operating segments | Segment			2
Graphic Sciences [Member]
Product Information [Line Items]
Deferred Tax Assets, Net of Valuation Allowance				179,400
Furniture and Fixtures [Member]
Product Information [Line Items]
Property, plant and equipment, estimated useful lives	three to seven years		three to seven years
Leasehold Improvements [Member]
Product Information [Line Items]
Property, plant and equipment, estimated useful lives	seven to ten years		seven to ten years
Software Development [Member]
Product Information [Line Items]
Capitalized Computer Software, Additions	$ 29,397		$ 38,305
Finite-Lived Intangible Asset, Useful Life	3 years		3 years
Research and development expense	$ 62,751	$ 102,195	$ 345,697	$ 293,092
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | MICHIGAN
Product Information [Line Items]
Concentration Risk, Percentage				47.00%
Intellinetics Ohio and Graphic Sciences [Member]
Product Information [Line Items]
Percentage of voting rights outstanding	50.00%		50.00%